RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTIES
Schedule of benefits to directors

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)

Compensation to directors not employed by the Company or on its behalf	$64	$—
Number of directors entitled to receive the above compensation by the Company	3	—

Schedule of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Short-term employee benefits	$1,103	$951
Share-based payments	420	360
Post-employment benefits	—	9
	$1,523	$1,320
Number of key officers	7	7